UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number    811-21727
                                                      -----------

                     First Trust/FIDAC Mortgage Income Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code:   630-765-8000
                                                            --------------

                     Date of fiscal year end:   October 31
                                               ------------

                  Date of reporting period:   January 31, 2011
                                             ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                      STATED         STATED
      VALUE                      DESCRIPTION                       COUPON        MATURITY         VALUE
________________   ___________________________________________   ____________  ____________   ________________

MORTGAGE-BACKED SECURITIES - 47.8%

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 47.8%
                   Adjustable Rate Mortgage Trust
 $       529,524       Series 2004-5, Class 1A1 (b)...........     2.94%         04/25/35      $    492,203
                   Banc of America Funding Corp.
       1,087,202       Series 2005-F, Class 4A1 (b)...........     3.14%         09/20/35           893,155
                   Banc of America Mortgage Securities
         112,949       Series 2002-L, Class 1A1 (b)...........     2.78%         12/25/32            84,842
         169,273       Series 2004-K, Class 4A1 (b)...........     5.24%         12/25/34           160,852
       3,394,650       Series 2007-3, Class 2A3 ..............     7.00%         09/25/37           600,727
                   Bear Stearns Adjustable Rate Mortgage
                       Trust
       1,102,883       Series 2004-10, Class 12A3 (b).........     2.94%         01/25/35         1,025,077
       1,266,603       Series 2004-9, Class 12A3 (b)..........     3.17%         11/25/34         1,124,332
                   Chase Mortgage Finance Corp.
         832,437       Series 2007-A3, Class 3A1 (b)......         5.93%         12/25/37           767,897
                   Countrywide Alternative Loan Trust
         532,190       Series 2004-14T2, Class A6 ............     5.50%         08/25/34           538,250
         176,853       Series 2004-1T1, Class A1 .............     5.00%         02/25/34           176,717
       1,679,765       Series 2005-J1, Class 2A1 .............     5.50%         02/25/25         1,536,377
                   Countrywide Home Loans
         365,540       Series 2004-HYB1, Class 2A (b).........     2.89%         05/20/34           332,526
         229,075       Series 2005-20, Class A7 ..............     5.25%         12/25/27           203,273
       1,669,343       Series 2005-J4, Class A4 ..............     5.50%         11/25/35         1,600,249
                   Credit Suisse First Boston Mortgage
                       Securities Corp.
       2,706,167       Series 2004-AR2, Class 1A1 (b).........     2.70%         03/25/34         2,205,808
                   First Horizon Mortgage Trust
       2,101,626       Series 2005-8, Class 1A5 ..............     5.75%         02/25/36         2,092,100
                   GMAC Mortgage Corporation Loan Trust
         400,399       Series 2004-AR1, Class 22A (b).........     3.04%         06/25/34           352,285
                   GSR Mortgage Loan Trust
          97,731       Series 2004-5, Class 3A2 (b)...........     4.59%         05/25/34            97,671
         342,324       Series 2005-AR2, Class 5A1 (b).........     2.87%         04/25/35           309,970
       3,492,907       Series 2007-1F, Class 3A10, IO ........     6.00%         01/25/37           403,261
                   Harborview Mortgage Loan Trust
         318,769       Series 2004-1, Class 2A (b)............     2.74%         04/19/34           315,707
       1,315,714       Series 2004-6, Class 3A1 (b)...........     2.94%         08/19/34         1,049,396
                   JP Morgan Mortgage Trust
       2,943,887       Series 2005-ALT1, Class 4A1 (b)........     5.56%         10/25/35         2,587,724
                   JP Morgan Re-REMIC
       3,378,451       Series 2009-7, Class 12A1 (b) (c)......     6.25%         01/27/37         3,458,787
                   MASTR Alternative Loan Trust
         706,274       Series 2004-8, Class 5A1 ..............     6.00%         09/25/34           730,395
                   Merrill Lynch Mortgage Investors Trust
       1,725,483       Series 2005-A7, Class 2A1 (b)..........     5.31%         09/25/35         1,607,692
                   Morgan Stanley Mortgage Loan Trust
         276,336       Series 2004-7AR, Class 2A6 (b).........     2.60%         09/25/34           260,304
                   Provident Funding Mortgage Loan Trust
         521,623       Series 2005-1, Class 1A1 (b)...........     2.76%         05/25/35           460,227


             See Notes to Quarterly Portfolio of Investments            Page 1




FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                      STATED         STATED
      VALUE                      DESCRIPTION                       COUPON        MATURITY         VALUE
________________   ___________________________________________   ____________  ____________   ________________

MORTGAGE-BACKED SECURITIES - (CONTINUED)

                   COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                   Residential Accredit Loans, Inc.
 $       135,664       Series 2002-QS18, Class A1 ............     5.50%         12/25/17      $    138,625
       1,269,052       Series 2004-QS2, Class CB .............     5.75%         02/25/34         1,285,898
                   Residential Funding Mortgage Securities I
         558,091       Series 2005-S5, Class A5 ..............     5.25%         07/25/35           538,392
                   Sequoia Mortgage Trust
       3,341,722       Series 2007-1, Class 2A1 (b)...........     5.25%         02/20/47         2,739,646
                   Wachovia Mortgage Loan Trust, LLC
       1,251,479       Series 2006-A, Class 3A1 (b)...........     4.99%         05/20/36         1,155,906
                   Washington Mutual Msc Mortgage Pass-Through
         883,837       Series 2004-RA1, Class 2A .............     7.00%         03/25/34           929,095
                   Wells Fargo Mortgage Backed Securities
                       Trust
         761,708       Series 2005-AR16, Class 1A1 (b)........     2.88%         10/25/35           760,482
         307,200       Series 2006-16, Class A18 .............     5.00%         11/25/36           306,806
         952,889       Series 2006-9, Class 1A32 .............     6.00%         08/25/36           952,028
         343,279       Series 2006-AR10, Class 5A2 (b)........     5.45%         07/25/36           290,810
       2,091,552       Series 2007-16, Class 1A1 .............     6.00%         12/28/37         2,202,591
       1,368,233       Series 2007-8, Class 2A7 ..............     6.00%         07/25/37         1,390,124
                                                                                               _____________
                   TOTAL MORTGAGE-BACKED SECURITIES ...................................          38,158,207
                   (Cost $35,060,350)                                                          _____________


U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 72.0%

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 35.0%
                   Federal Home Loan Mortgage Corp.
       1,823,152       Series 2641, Class SC (d)..............    13.38%         07/15/33         1,950,415
         852,600       Series 2676, Class IK, IO .............     5.00%         02/15/20             7,365
          11,555       Series 2716, Class CI, IO .............     5.00%         05/15/19                 3
         471,693       Series 2737, Class IG, IO .............     5.00%         08/15/27             3,401
       7,598,377       Series 2807, Class SB, IO (d)..........     7.19%         11/15/33         1,064,646
       1,755,214       Series 2870, Class JI, IO .............     5.00%         10/15/27            24,840
         302,243       Series 2888, Class OI, IO .............     5.00%         01/15/27             3,825
       1,140,134       Series 2921, Class IQ, IO .............     5.00%         01/15/29            28,216
         540,282       Series 2938, Class PI, IO .............     5.00%         11/15/28            13,295
          95,053       Series 2961, Class IP, IO .............     5.50%         07/15/28               512
         600,853       Series 3000, Class SU (d)..............    22.32%         04/15/35           672,740
         748,321       Series 3069, Class LI, IO .............     5.50%         08/15/32            61,760
          62,381       Series 3171, Class CS (d)..............    37.73%         06/15/36            68,427
         343,235       Series 3195, Class SX (d)..............    44.45%         07/15/36           491,015
       3,045,599       Series 3562, Class KI, IO .............     4.50%         11/15/22           306,712
         105,002       Series 3569, Class SN (d)..............    13.35%         08/15/39           104,480
          49,169       Series 3570, Class SB (d)..............     9.48%         08/15/39            49,177
       2,748,078       Series 3593, Class IP, IO .............     5.00%         06/15/36           300,590
      11,617,433       Series 3619, Class EI, IO .............     4.50%         05/15/24         1,330,049
       3,026,427       Series 3702, Class SK (d)..............    13.92%         08/15/40         3,086,179
      13,469,093       Series 3726, Class KI, IO .............     3.50%         04/15/25         1,786,396


             See Notes to Quarterly Portfolio of Investments            Page 2




FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                      STATED         STATED
      VALUE                      DESCRIPTION                       COUPON        MATURITY         VALUE
________________   ___________________________________________   ____________  ____________   ________________

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - (CONTINUED)

                   COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                   Federal Home Loan Mortgage Corp., STRIP
 $    11,076,348       Series 227, Class IO, IO ..............     5.00%         12/01/34      $  2,310,694
       5,468,434       Series 232, Class IO, IO ..............     5.00%         08/01/35         1,125,787
                   Federal National Mortgage Association
       2,289,586       Series 2005-122, Class SN (d)..........     27.56%        01/25/36         2,793,249
         425,497       Series 2005-39, Class BI, IO ..........     5.00%         06/25/28            10,212
         375,885       Series 2005-91, Class SH (d)...........     22.88%        05/25/33           448,554
       4,287,911       Series 2008-50, Class AI, IO ..........     5.50%         06/25/23           318,331
       2,913,910       Series 2009-111, Class SB (d)..........     7.58%         04/25/35         2,855,746
       7,066,205       Series 2009-56, Class PI, IO ..........     5.00%         11/25/30           197,912
       6,597,643       Series 2010-103, Class ID, IO .........     5.00%         09/25/40         1,434,857
       9,816,274       Series 2010-139, Class KI, IO .........     1.09%         12/25/40           420,588
       4,431,361       Series 2010-145, Class TI, IO .........     3.50%         12/25/20           477,805
      15,256,143       Series 2010-40, Class MI, IO ..........     4.50%         08/25/24         1,352,849
                   Federal National Mortgage Association, STRIP
       5,833,536       Series 360, Class 2, IO ...............     5.00%         08/01/35         1,187,637
                   Government National Mortgage Association
       3,501,200       Series 2009-65, Class NJ, IO ..........     5.50%         07/20/39           489,166
       5,474,782       Series 2010-115, Class IQ, IO .........     4.50%         11/20/38         1,085,166
                                                                                               _____________
                                                                                                 27,862,596
                                                                                               _____________

                   PASS-THROUGH SECURITIES - 37.0%
                   Federal Home Loan Mortgage Corp.
       2,741,950       Pool A94738 ...........................     4.50%         11/01/40         2,802,787
       1,498,373       Pool K36017 ...........................     5.00%         09/01/47         1,558,960
                   Federal National Mortgage Association
       3,879,030       Pool 256182 ...........................     6.00%         03/01/36         4,190,911
       3,788,087       Pool 256328 (e)........................     6.50%         07/01/36         4,182,792
       4,311,440       Pool 831145 ...........................     6.00%         12/01/35         4,720,737
       4,488,429       Pool 843971 (e)........................     6.00%         11/01/35         4,949,595
       2,265,653       Pool 872303 (e)........................     6.00%         05/01/36         2,468,702
       4,307,100       Pool 880203 (e)........................     6.00%         02/01/36         4,650,706
                                                                                               _____________
                                                                                                 29,525,190
                                                                                               _____________
                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ............          57,387,786
                   (Cost $53,910,491)                                                          _____________

                   TOTAL INVESTMENTS - 119.8% .........................................          95,545,993
                   (Cost $88,970,841) (f)




             See Notes to Quarterly Portfolio of Investments            Page 3

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL
      VALUE                                     DESCRIPTION                                      AMOUNT
 _______________   ____________________________________________________________________       ______________

REVERSE REPURCHASE AGREEMENTS - (20.2%)

$    (16,117,000)  With UBS Securities 0.31% dated 01/31/11, to be repurchased at
                   $16,117,139 on 02/01/11 ............................................        $(16,117,000)

                   NET OTHER ASSETS AND LIABILITIES - 0.4% ............................             346,751
                                                                                               _____________
                   NET ASSETS - 100.0% ................................................        $ 79,775,744
                                                                                               =============

__________________________________

      (a) All percentages shown in the Portfolio of Investments are based on net assets.
      (b) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2011.
      (c) The Fund may invest in restricted securities. This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund does not have the right to demand that this security be registered. This security is valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and is not expressed as a discount to the carrying value of a comparable unrestricted security. This security was acquired on September 9, 2009, has a current carrying cost of $3,228,889, a carrying value per share of $1.02 and represents 4.34% of net assets.
      (d) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at January 31, 2011.
      (e) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.
      (f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,949,607 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,374,455.

       IO   Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
    STRIP   Separate Trading of Registered Interest and Principal of Securities

__________________________________

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                      LEVEL 2          LEVEL 3
                                                       TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                     VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
-------------                                        1/31/2011        PRICES          INPUTS           INPUTS
                                                  ______________   ____________   ______________   ______________
Mortgage-Backed Securities....................    $   38,158,207   $         --   $   38,158,207   $           --
U.S. Government Agency Mortgage-Backed
  Securities:                                                                                                  --
     Collateralized Mortgage Obligations......        27,862,596             --       27,862,596               --
     Pass-through Securities..................        29,525,190             --       29,525,190               --
                                                  ______________   ____________   ______________   ______________

TOTAL INVESTMENTS.............................    $   95,545,993   $         --   $   95,545,993   $           --
                                                  ==============   ============   ==============   ==============



             See Notes to Quarterly Portfolio of Investments            Page 4

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.



 INVESTMENTS AT
FAIR VALUE USING                                                                  CHANGE IN NET
  SIGNIFICANT           BALANCE AS                                                  UNREALIZED                          BALANCE AS
 UNOBSERVABLE         OF OCTOBER 31,      TRANSFERS IN          NET REALIZED       APPRECIATION     NET PURCHASES     OF JANUARY 31,
INPUTS (LEVEL 3)          2010          (OUT) OF LEVEL 3       GAINS (LOSSES)     (DEPRECIATION)       (SALES)            2011
____________________________________________________________________________________________________________________________________
Mortgage-Backed
    Securities        $   3,747,608      $   (3,458,787)       $       1,289      $   (261,110)     $   (29,000)      $         -
                      ______________________________________________________________________________________________________________
TOTAL INVESTMENTS     $   3,747,608      $   (3,458,787)       $       1,289      $   (261,110)     $   (29,000)      $         -
                      ==============================================================================================================




                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


                 FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                      JANUARY 31, 2011 (UNAUDITED)


                   VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/FIDAC Mortgage Income Fund (the "Fund") is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Securities for which market quotations are readily available are valued using the last reported sale price on the business day as of which such value is being determined. If no sales are reported on such business day (as in the case of some securities traded over-the-counter), the last reported bid price is used, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. Mortgage-backed securities ("MBS") and other debt securities not traded in an organized market are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

  1) benchmark yields;
  2) reported trades;
  3) broker/dealer quotes;
  4) issuer spreads;
  5) benchmark securities;
  6) bids and offers; and
  7) reference data including market research publications.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

   1) the fundamental business data relating to the issuer;
   2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
   3) the type, size and cost of security;
   4) the financial statements of the issuer;
   5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;
   6) the information as to any transactions in or offers for the security;
   7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
   8) the coupon payments;
   9) the quality, value and salability of collateral, if any, securing the security;
  10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
  11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
  12) other relevant factors.

                 FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                      JANUARY 31, 2011 (UNAUDITED)


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

   o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
           o   Quoted prices for similar securities in active markets.
           o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
           o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
           o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
   o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2011, is included with the Fund's Portfolio of Investments.


B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2011, the Fund had no when-issued, delayed-delivery or forward purchase commitments.


C. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements are utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back to the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the period ended January 31, 2011:

     Maximum amount outstanding during the period                $21,844,000
     Average amount outstanding during the period*               $16,623,043
     Average Common Shares outstanding during the period           4,056,945
     Average debt per Common Share outstanding during the period       $4.10

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the period ended January 31, 2011.

During the period ended January 31, 2011, interest rates ranged from 0.20% to 0.38%, with a weighted average interest rate of 0.28%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $11,772.

                 FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                      JANUARY 31, 2011 (UNAUDITED)


D. INVERSE FLOATING-RATE SECURITIES:

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These securities, if held in the Fund, are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest only or IO security and all of the principal is distributed to holders of another type of security known as a principal only or PO security. These securities, if held in the Fund, are identified on the Portfolio of Investments.

F. INTEREST-ONLY SECURITIES:

An interest-only security ("IO Security") is the interest-only portion of an MBS that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if held in the Fund, are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust/FIDAC Mortgage Income Fund
             ------------------------------------------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


By (Signature and Title)*   /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date    March 23, 2011
     ------------------------



* Print the name and title of each signing officer under his or her signature.